Basis of presentation - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Information technology | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	3 years
Information technology | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	5 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	3 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	7 years
Building and improvements. | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	15 years
Building and improvements. | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	39 years